Fees Summary	Apr. 01, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 14,052,000
Previously Paid Amount	0.00
Total Fee Amount	1,940.58
Total Offset Amount	0.00
Net Fee	1,940.58
Narrative - Max Aggregate Offering Price	$ 14,052,000
Final Prospectus	true